Investment Properties - Summary of Fair Value Measurement Hierarchy of Investment Properties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 166	¥ 653
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	445	1,125
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	119	144
Not measured at fair value but for which fair values are disclosed [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about investment property [Line Items]
Buildings	¥ 326	¥ 981